SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 03, 2019	Sep. 02, 2019	Nov. 16, 2017	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Oct. 16, 2019	Sep. 24, 2019	Sep. 04, 2019	Jun. 06, 2018
Subsequent Events [Abstract]
Payment to acquire asset		$ 153,600
Sale of intellectual property	$ 857,600		$ 253,000		$ 80,000	$ 80,000	$ 253,000
Receivables collected						1,280,000		$ 422,400	$ 422,400
Loan amount						$ 1,280,000				$ 1,049,600
Loan, interest rate						10.00%				10.00%
Term of loan						1 year				5 months 28 days
Payment to attend board meeting in person						$ 1,000
Payment to attend 2 meetings by phone						$ 2,000
Shares issued annually						2,000
Shares issued quarterly						500
Common stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001
Option to purchase shares						500